EXPLORATION EXPENDITURES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of exploration expenditures
	For the three months ended March 31,		For the nine months ended March 31,
	2017	2016	2017	2016
Technical studies and engineering	$1,994	$215	$3,982	$1,878
Field Management and other	371	275	1,004	668
Drilling	-	-	-	197
Metallurgical development	366	68	2,057	178
Geologist and field staff	30	8	85	41
Total	$2,761	$566	$7,128	$2,962

	For the year ended June 30,
	2016	2015
Feasibility study and engineering	$2,671	$5,892
Field management and other	940	1,791
Drilling	197	4,976
Metallurgical	844	4,506
Geologists and field staff	67	886
Total	$4,719	$18,051